Inventory	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventory

At December 31, 2010 and 2009 and September 30, 2011, the Company’s inventory consisted of the following:

	2010	2009	2011
Work in process	$376,150	$77,112	$510,518
	$376,150	$77,112	$510,518